Vanguard Long-Term Bond Index Fund Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Long-Term Bond Index Fund - ETF Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.03%